Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests - Footnotes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Foreign currency translation gain (loss) attributable to noncontrolling interests	$ (3)	$ (26)	$ 3